Debt and Other Financing Arrangements (Schedule of Debt and Other Financing Arrangements) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.875%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Debt instrument - maturity date	2013
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.75%
Debt instrument - maturity date	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.85%
Debt instrument - maturity date	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.125%
Debt instrument - maturity date	2022
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.40%
Debt instrument - maturity date	2037
Industrial Revenue Bonds [Member] | 0.30% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate - minimum	0.30%
Debt instrument interest rate - maximum	1.50%
Debt instrument - maturity rate - start	2014
Debt instrument - maturity rate - end	2040